Segment Information	12 Months Ended
Sep. 30, 2024
Disclosure of operating segments [abstract]
Segment Information
5.
SEGMENT INFORMATION

The Company’s operating segments are reported in a manner consistent with the internal reporting provided to, and regularly reviewed by, the chief operating decision maker (“CODM”), the Chief Executive Officer (“CEO”), and are aligned to the four geographical hubs that the Company operates in: Americas, Europe, ASPA, and MEAI. Due to the materiality, ASPA and MEAI are aggregated into one reportable segment APMA (“Asia Pacific, Middle East, Africa”). As such the Company has three reportable segments – Americas, Europe and APMA. Additionally, the Company has Corporate / Other revenue and expenses, which primarily consists of non-core activities from the cosmetics and sleeping systems businesses, as well as other administrative costs that are not charged to the operating segments. The CODM uses the measure of adjusted EBITDA to assess operating segments’ performance to make decisions regarding the allocation of resources.

The adjustments to EBITDA relate to the effect of IPO-related costs, realized and unrealized foreign exchange gain / (loss), share-based compensation, secondary offering related costs and other adjustments relating to non-recurring items such as restructuring.

Assets and liabilities are neither reported nor reviewed by the CODM at the operating segment level.

	Year ended September 30, 2024
	Americas	Europe	APMA	Total Reportable Segments	Corporate / Other	Total
Sales	943,710	644,888	211,810	1,800,408	4,282	1,804,690
Adjusted EBITDA	301,266	218,224	65,814	585,304	(30,349)	554,955
IPO-related costs						(7,460)
Realized and unrealized FX gains / losses						(19,641)
Share-based compensation						(3,591)
Secondary offering related costs						(1,890)
EBITDA						522,373
Depreciation and amortization						(101,291)
Finance cost, net						(127,300)
Profit before tax						293,782

	Year ended September 30, 2023
	Americas	Europe	APMA	Total Reportable Segments	Corporate / Other	Total
Sales	804,690	529,507	152,424	1,486,621	5,290	1,491,911
Adjusted EBITDA	291,712	167,407	44,488	503,607	(20,901)	482,706
IPO-related costs						(30,603)
Realized and unrealized FX gains / losses						(36,056)
Share-based compensation						(65,393)
Other						(6,553)
EBITDA						344,101
Depreciation and amortization						(83,413)
Finance cost, net						(107,036)
Profit before tax						153,652

	Year ended September 30, 2022
	Americas	Europe	APMA	Total Reportable Segments	Corporate / Other	Total
Sales	667,387	449,131	123,033	1,239,551	3,282	1,242,833
Adjusted EBITDA	259,944	146,592	38,973	445,509	(10,954)	434,555
Effects from applying the acquisition method of accounting for the Transaction						(24,367)
Transaction related advisory costs						(2,598)
Consulting fees relating to Group transformation						(7,982)
Realized and unrealized FX gains / losses						45,516
Other						(836)
EBITDA						444,288
Depreciation and amortization						(81,261)
Finance cost, net						(112,503)
Profit before tax						250,524

The Company determines the geographic location of revenue based on the location of its customers.

	Year ended September 30,
	2024	2023	2022
Revenue:
Germany	192,991	194,884	156,824
United States	830,094	712,069	598,438
Rest of world	781,605	584,958	487,571
Total revenue	1,804,690	1,491,911	1,242,833

The following table presents the carrying amount of the Company’s non-current assets by geographic location.

	September 30, 2024	September 30, 2023
Non-current assets
Germany	1,836,281	1,800,979
United States	1,526,573	1,582,958
Rest of world	326,079	318,369
Allocated non-current assets	3,688,933	3,702,306
Other non-current financial assets (unallocated)	32,609	44,618
Deferred tax assets (unallocated)	117	-
Total non-current assets	3,721,659	3,746,924

During the periods presented in these consolidated financial statements, the Company did not have any customers with individual revenue of 10% or greater of total revenue.